Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets Table [Abstract]
Schedule of intangible assets, net
Computer
software
Cost
At December 31, 2019	$969,286
Additions	26,316
Disposals	(141)
Exchange difference	(416)
At December 31, 2020	995,045
Additions	13,235
Exchange difference	(100,976)
At December 31, 2021	907,304

Accumulated amortization
At December 31, 2019	715,834
Amortization charged for the year	54,745
Disposals	(141)
Exchange difference	1,199
At December 31, 2020	771,637
Amortization charged for the year	51,383
Exchange difference	(80,032)
At December 31, 2021	742,988

Net book value
At December 31, 2020	$223,408
At December 31, 2021	$164,316